SHARE CAPITAL	6 Months Ended
Jun. 30, 2023
Share Capital
SHARE CAPITAL

14. SHARE CAPITAL

On September 18, 2023, the Company effected a one-for-ten reverse split of its issued and outstanding Class A ordinary shares. The consolidated financial statements as of June 30, 2023 and December 31, 2022, and for the six months ended June 30, 2023 and 2022 were retroactively restated to reflect this reverse split, unless otherwise specified.

As of
	June 30, 2023		December 31, 2022
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$ 0.024 each	200,000,000	4,800	200,000,000	4,800

	June 30, 2023
	Number	RMB
	of shares	‘000
Outstanding and fully paid:
Ordinary shares of US$ 0.024 each
At January 1, 2023	805,785	1,288
Issuance of new shares for equity financing	854,139	1,486
Conversion of Long-term notes into common shares	2,275	4
Issuance of new shares – share-based compensation to CEO and CFO	53,262	93
Issuance of new shares – share-based compensation to Directors	168,000	292
Issuance of new shares – share-based compensation to Employee	211,721	369
At June 30, 2023 *	2,095,182	3,532

*	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023.

On February 12, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors for the sale of 588,235 common shares (pre-reverse split), at a purchase price of $3.57 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase 588,235 common shares (pre-reverse split). The Company sold the Common Shares and Warrants for aggregate gross proceeds of approximately US$2.1 million, before commissions and expenses. The five-year Warrants will be immediately exercisable at an exercise price equal to $3.57 per share, and will terminate on the five-year anniversary of the initial exercise date of the Warrants. The net proceeds from the transactions will be approximately US$1.86 million, after deducting certain fees due to the placement agent and the Company’s estimated transaction expenses, and will be used for working capital and general corporate purposes.

In addition, the Placement Agent of this offering also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of common shares equal to 5% of the aggregate number of shares sold in the Offering, including the warrant shares issuable upon exercise of the Warrants, which such Compensation Warrants have substantially the same terms as the Warrants sold in the Offering, except that such Compensation Warrants have an exercise price of $4.46 per share and will be exercisable six months from the effective date of this offering and will terminate on the five year anniversary of the effective date of this offering.

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

On June 10, 2021, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (“SPA”) with three institutional accredited investors pursuant to which it sold 913,875 of the Company’s common shares (pre-reverse split) at the per share price of $3.48 (which was priced in excess of the average of the five-day closing price for the Company’s common shares preceding execution of the SPA, which was $3.42). In a concurrent private placement, the Company sold to such investors warrants to purchase 913,875 common shares (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $3.42, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $3,180,285, before the payment of commissions and expenses.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $4.35.

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

On September 30, 2022, the Company commenced a registered direct offering of securities, and executed a Securities Purchase Agreement (the “SPA”) with two institutional accredited investors pursuant to which it sold 1,666,667 of the Company’s common shares (pre-reverse split) at the per share price of $0.60. In a concurrent private placement, the Company sold to such investors warrants to purchase 1,666,667 common shares (pre-reverse split) (the “Investor Warrants”). The Investor Warrants have an exercise price per share of $0.82, subject to adjustment, and have a term of five years. The transactions yielded gross proceeds to the Company of $1,000,000, before the payment of commissions and expenses. The offering was closed on October 4, 2022.

In addition, the Company issued warrants (the “Placement Agent Warrants”) to the Placement Agent to purchase a number of common shares equal to 5.0% of the aggregate number of shares sold to the investors in this offering, as well as the warrant shares issuable upon exercise of the Warrants issued in the concurrent private placement, as additional placement agency compensation. The Placement Agent Warrants have substantially the same terms as the Investor Warrants, except that the Placement Agent Warrants will have an exercise price of $0.75.

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

On January 10, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with Mr. Weilai (Will) Zhang, the Chief Executive Officer of the Company, Mr. Ishak Han, a director of the Company, and another sophisticated purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 1,625,000 ordinary shares (pre-reverse split), par value $0.024 per share (the “Ordinary Shares”), at a per share purchase price of $0.80 (the “Offering”). This Offering was unanimously approved by the disinterested directors and the board of directors of the Company. The gross proceeds to the Company from this Offering are $1.3 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes. The Offering closed on January 12, 2023.

On January 13, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with a certain purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 1,234,568 Class A ordinary shares (pre-reverse split), par value $0.024 per share (the “Ordinary Shares”), at a per share purchase price of $0.81 (the “Offering”), the closing price of the Ordinary Shares on the Nasdaq Capital Market as of January 10, 2023. The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and for general corporate purposes.

On March 30, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with five sophisticated investors (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 5,681,820 Class A ordinary shares (pre-reverse split), no par value (the “Ordinary Shares”), at a per share purchase price of $0.88 (the “Offering”). Upon closing of this offering, these two beneficial owners of the Purchasers will have approximately 15.15% of the total voting power of the Company, and the Company’s CEO and Chairman, Weilai (Will) Zhang, will have about 52.13% of the total voting power of the Company. The gross proceeds to the Company from this Offering are approximately $5 million, before deducting any fees or expenses. The Company has issued the Class A ordinary shares on April 12, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for general corporate purposes.

Following is a summary of the warrant activity for the six months ended June 30, 2023:

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2022	370,175	$21.7	4.02
Exercisable at December 31, 2022	370,175	21.7	4.02
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding at June 30, 2023 *	370,175	21.7	3.52
Exercisable at June 30, 2023 *	370,175	$21.7	3.52

*	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023

Share-based Compensation

From January 1 to June 30, 2023, the Company issued an aggregate of 45,365 shares (pre-reverse split) to its Chief Financial Officer as share compensation expense. The fair value of 45,365 shares was RMB 326,309.

From January 1 to June 30, 2023, the Company issued an aggregate of 487,251 shares (pre-reverse split) to its former and current Chief Executive Officer as a share compensation expense. The fair value of 487,251 shares was RMB 2,936,777.

From January 1 to June 30, 2023, the Company issued an aggregate of 1,680,000 shares (pre-reverse split) to its directors as a share compensation expense. The fair value of 1,680,000 shares was RMB 7,187,489.

From January 1 to June 30, 2023, the Company issued an aggregate of 2,117,211 shares (pre-reverse split) to its employees as a share compensation expense. The fair value of 2,117,211 shares was RMB 18,059,565.